Business segment information	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company has four business segments, Scales, Pet Electronics Products, Rental and Management and Others for the fiscal years ended March 31, 2020 and 2021. The Chief Operating Decision Maker, identified as the Chief Executive Officer and Chief Financial Officer, reviews these segment results when making decisions about allocating revenues and assessing the performance of the Company.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications. Revenue from scale products was 42% (2020: 45%) of overall revenue of the Company for the fiscal year ended March 31, 2021, and the Company expects that the revenue will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications. Revenue from pet electronics products was 51% (2020: 48%) of overall revenue of the Company for the fiscal year ended March 31, 2021, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

Rental and Management involve leasing out part of our factories and machinery to third parties. The management decided to identify and expand the rental and management segment during the fiscal year ended March 31, 2018 with the signing of an agreement with Fangda, a property developer in Shenzhen, to cooperate in reconstructing and redeveloping the Shenzhen factory to generate more rental revenue in the future. Revenue from rental and management was 7% (2020: 7%) of overall revenue of the Company for the fiscal year ended March 31, 2021. The Shenzhen factory was rented to a third party with a lease term from August 1, 2013 to August 1, 2019; however, the rent terminated as at January 31, 2019. The Company expects that the revenue from rental and management will continue to contribute a similar level of revenue for the next 12 months.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2019, 2020, and 2021:

	Year ended March 31,
Product Line	2019	2020	2021
Scales and Others	67%	45%	42%
Pet Electronics Products	14%	48%	51%
Rental and Management	19%	7%	7%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

(a)	Summarized financial information by business segment as of March 31, 2019, 2020 and 2021 is as follows:

	Net sales	Cost of Revenue	Operating income / (loss)	Identifiable assets as of March 31,	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2019
Scales and Others	6,686	4,340	(74)	8,244	540	236
Pet Electronics Products	1,410	915	(16)	1,739	115	67
Rental and Management	1,896	780	(450)	4,716	479	289

Total operating segments	9,992	6,035	(540)	14,699	1,134	592
Corporate	—	—	—	7,787	—	—

Group	9,992	6,035	(540)	22,486	1,134	592

2020
Scales and Others	5,936	3,194	548	5,026	325	543
Pet Electronics Products	6,259	1,757	767	5,298	343	572
Rental and Management	901	739	(953)	4,026	437	9

Total operating segments	13,096	5,690	362	14,350	1,105	1,124
Corporate	—	—	—	9,851	—	—

Group	13,096	5,690	362	24,201	1,105	1,124

2021
Scales and Others	6,555	2,283	1,010	4,591	285	142
Pet Electronics Products	8,002	2,834	1,118	5,700	354	176
Rental and Management	1,033	823	(922)	4,096	442	382

Total operating segments	15,590	5,940	1,206	14,387	1,081	700
Corporate	—	—	—	11,255	—	—

Group	15,590	5,940	1,206	25,642	1,081	700

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development is carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong and the PRC.

Property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2020	2021
	$ in thousands	$ in thousands
Hong Kong	797	750
The PRC	8,642	8,750

Property, plant and equipment, net	9,439	9,500

(c)	The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2019, 2020 and 2021:

	Year ended March 31,
	2019		2020		2021
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	3,184	32	7,453	57	9,732	62
Germany	3,760	38	3,613	28	3,666	24
The PRC	2,265	23	1,288	10	1,403	9

	9,209	93	12,354	95	14,801	95

(d)	The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2019, 2020 and 2021:

		Year Ended March 31,
		2019		2020		2021
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%
Customer A	Scales	3,715	37	3,573	27	3,633	23
Customer C	Scales	1,225	12	1,239	9	1,386	9
Customer B	Scales and Pet Electronics Products	1,027	10	313	2	619	4
Customer E	Rental and Management	996	10	—	—	—	—
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